Equity Accounted Investees and Joint Operations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of associates [abstract]
Schedule of Composition of Investments
	As of December 31,
	2020	2019
	NIS millions
Investments in equity accounted investees:
Purchase of share capital	160	157
Share in losses of equity accounted investees	(18)	(4)
Other	(11)	(3)
	131	150